Acquisitions (Details) - USD ($)	May 31, 2018	Feb. 28, 2018	Dec. 07, 2017	Feb. 28, 2017
Business Acquisition [Line Items]
Goodwill	$ 0	$ 0		$ 0
Congo Ltd. Acquisition [Member]
Business Acquisition [Line Items]
Developed Technology, Platform and code base			$ 420,000
Developed Technology, New code base and databases			432,000
Assembled Workforce			35,000
Goodwill			78,000
Total intangibles and goodwill			965,000
Total assets acquired, net			$ 965,000